Long-term Borrowings and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Long-term Debt

Long-term debt as of December 31, 2015 and 2014 consists of:

(in thousands)	2015	2014
2.375% Senior Notes due June 1, 2018 (5 year tranche), net of discount	$549,919	549,889
3.75% Senior Notes due June 1, 2023 (10 year tranche), net of discount	546,746	546,379
LIBOR + 1.125%, unsecured term loan, due April 8, 2018, with quarterly principal and interest payments	175,000	185,000
LIBOR + 1.125%, unsecured term loan, due September 10, 2017, with quarterly principal and interest payments	120,000	131,250
1.38% note payable due January 31, 2017, with monthly interest and principal payments	30,000	—
1.50% note payable, due September 30, 2016, with monthly interest and principal payments	5,132	11,886
LIBOR + 2.0%, unsecured term loan, due December 7, 2017, with monthly interest payments and principal paid at maturity	3,202	1,396
1.50% note payable, due January 31, 2016, with monthly interest and principal payments	336	4,332
1.50% note payable, due December 31, 2015, with monthly interest and principal payments	—	10,075
1.50% note payable, due July 31, 2015, with monthly interest and principal payments	—	1,709

Total debt	1,430,335	1,441,916
Less current portion	50,364	43,784

Noncurrent portion of long-term debt	$1,379,971	1,398,132

Required Annual Principal Payments on Long-term Debt	Required annual principal payments on long-term debt for the five years subsequent to December 31, 2015 are summarized as follows:

(in thousands)
2016	$50,364
2017	143,305
2018	690,000
2019	—
2020	—

Capital Lease Obligations

Capital lease obligations as of December 31, 2015 and 2014 consist of:

(in thousands)	2015	2014
Capital lease obligations	$7,131	14,101
Less current portion	3,468	7,127

Noncurrent portion of capital leases	$3,663	6,974

Future Minimum Lease Payments under Capital Leases

The future minimum lease payments under capital leases as of December 31, 2015 are summarized as follows:

(in thousands)
2016	$3,611
2017	2,687
2018	1,001
2019	63
2020	—

Total minimum lease payments	7,362
Less amount representing interest	(231)

Principal minimum lease payments	$7,131